Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Jul. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	May 31, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CAD ($)	Mar. 31, 2025 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life		25 months
Short-form base shelf prospectus, principal amount, up to		$ 2,000
ATM Program, principal amount, maximum		500
ATM Program, remaining amount available			$ 500
Short-form base shelf prospectus, remaining amount available			1,500
Maximum borrowing capacity		$ 6,342	$ 6,193
FortisAlberta | Unsecured committed revolving credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 300	$ 250
Fortis | Unsecured committed revolving credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,300
Fortis | Unsecured non-Revolving facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 250
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage			20.00%
Senior unsecured debentures, 2055 maturity | FortisAlberta | Unsecured | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount	$ 200
Debt term	30 years
Interest rate	4.76%
First mortgage bonds, 2055 maturity | Maritime Electric | Unsecured | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount	$ 120
Debt term	30 years
Interest rate	4.94%
Committed facilities with maturities ranging from 2024 through 2028
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 5,700